Leases (Tables)	12 Months Ended
Mar. 31, 2026
Presentation of leases for lessee [abstract]
Schedule of Annual Rent

The annual rent as of March 31, 2026 is as follows:

To January 31, 2027	GBP 98,150
To January 31, 2028	GBP 103,056
To January 31, 2029	GBP 108,208
To January 31, 2030	GBP 17,853
To January 31, 2031	GBP 18,746

Summary of Right of Use Assets Activity

The following table summarizes our right-of-use assets activity for the BioCity and Shanghai lease for the years ended March 31, 2026, 2025 and 2024, respectively.

Office and Lab Leases
Cost
Balance at March 31, 2024	$254,319
Additions	181,641
Effects of currency translation	(4,832)
Balance at March 31, 2025	$431,128
Additions	80,862
Effects of currency translation	23,282
Balance at March 31, 2026	$535,272

Accumulated amortization
Balance at March 31, 2024	$(48,229)
Amortization	(76,784)
Effects of currency translation	537
Balance at March 31, 2025	$(124,476)
Amortization	(77,787)
Effects of currency translation	(5,628)
Balance at March 31, 2026	$(207,891)

March 31, 2025 right-of-use assets, net	$306,652
March 31, 2026 right-of-use assets, net	$327,381

Summary of Lease Liability Activity

The following table summarizes the Company's lease liability activity for the BioCity lease and Shanghai lease for the years ended March 31, 2026, 2025 and 2024, respectively.

Total
Balance as of March 31, 2024	$224,300
Additions	211,524
Deletions	(32,510)
Payment of lease liabilities	(100,089)
Interest expense on lease liabilities	45,600
Effects of currency translation	(4,289)
Balance as of March 31, 2025	$344,536
Additions	80,860
Deletions	—
Payment of lease liabilities	(109,482)
Interest expense on lease liabilities	51,875
Effects of currency translation	18,121
Balance as of March 31, 2026	$385,910

Summary of Maturity of Lease Liabilities

The following table summarizes the maturity of our lease liabilities as of March 31, 2026 and 2025:

	March 31, 2026	March 31, 2025
Less than one year	$132,215	$99,960
One to five years	369,392	370,076
More than five years	—	—
Total lease payments	$501,607	$470,036
Less: imputed interest	(115,697)	(125,500)
Lease Liabilities	$385,910	$344,536